Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value, reserved for issuance pursuant to Amended and Restated 2014 Equity Incentive Plan
Amount Registered | shares	1,828,152
Proposed Maximum Offering Price per Unit	44.105
Maximum Aggregate Offering Price	$ 80,630,643.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,344.56
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s common stock that become issuable under the Registrant’s Amended and Restated 2014 Equity Incentive Plan (the “2014 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of outstanding shares of common stock.

(2)
Represents an automatic increase of 1,828,152 shares of the Registrant’s common stock reserved for issuance under, and which annual increase is provided for in, the 2014 Plan and represents 4.0% of the 45,703,811 shares of the Registrant’s outstanding common stock on December 31, 2024.

(3)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $44.105 per share, which represents the average of the high and low prices on the common stock as reported on the Nasdaq Capital Market on February 25, 2025.